Financial Instruments - Schedule of All Other Variables Remain Constant (Details) - USD [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of all Other Variables Remain Constant [Line Items]
Profit or loss and equity, Strengthening	$ 691
Profit or loss and equity, Weakening	$ (691)